KANSAS CITY LIFE INSURANCE COMPANY

Kansas City Life Variable Annuity Separate Account
Kansas City Life Variable Life Separate Account

Supplement dated November 30, 2017 to the Prospectuses dated May 1, 2017 for the

Century II Variable Annuity Contract
Century II Affinity Variable Annuity Contract
Century II Freedom Variable Annuity Contract
Century II Single Premium Affinity Variable Annuity Contract
Century II Variable Universal Life Insurance Contract
Century II Alliance Variable Universal Life Insurance Contract
Century II Survivorship Variable Universal Life Insurance Contract
Century II Heritage Survivorship Variable Universal Life Insurance Contract
Century II Accumulator Variable Universal Life Insurance Contract

Effective November 30, 2017, the Prospectuses are amended as follows:

Under the heading "Annual Portfolio Operating Expenses" please replace the information relating to American Funds Insurance Series® Managed Risk Funds with the following:

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operating Expenses After Reimbursement
American Funds Insurance Series® Managed Risk Funds
Managed Risk Asset Allocation Fund – Class P2 Shares	0.15%	0.25%	0.28%	0.29%[1]	0.97%	0.05%[2]	0.92%
Managed Risk Blue Chip Income and Growth Fund – Class P2 Shares	0.15%	0.25%	0.39%	0.40%[1]	1.19%	0.16%[3]	1.03%
Managed Risk Growth Fund – Class P2 Shares	0.15%	0.25%	0.39%	0.35%[1]	1.14%	0.16%[3]	0.98%
Managed Risk Growth-Income Fund – Class P2 Shares	0.15%	0.25%	0.39%	0.30%[1]	1.09%	0.16%[3]	0.93%
Managed Risk International Fund – Class P2 Shares – Class P2 Shares	0.15%	0.25%	0.39%	0.50%[1]	1.29%	0.16%[3]	1.13%

1 Restated to reflect current fees.
2 The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund's net assets. This waiver will be in effect through at least November 30, 2018. The waiver may only be modified or terminated with the approval of the fund's board.
3 The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund's net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least November 30, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund's board.

THIS SUPPLEMENT SHOULD BE READ CAREFULLY TOGETHER WITH THE PROSPECTUS, AND BOTH DOCUMENTS SHOULD BE KEPT TOGETHER FOR FUTURE REFERENCE.